Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Basic earnings per share
Net income attributable to equity shareholders	$ 1,341	$ 1,178	$ 1,313	$ 2,519	$ 2,636
Less: Preferred share dividends and premiums	28	23	24	51	42
Net income attributable to common shareholders	$ 1,313	$ 1,155	$ 1,289	$ 2,468	$ 2,594
Weighted-average common shares outstanding (thousands)	444,028	443,033	444,140	443,523	442,607
Basic earnings per share	$ 2.96	$ 2.61	$ 2.90	$ 5.56	$ 5.86
Diluted earnings per share
Net income attributable to common shareholders	$ 1,313	$ 1,155	$ 1,289	$ 2,468	$ 2,594
Weighted-average common shares outstanding (thousands)	444,028	443,033	444,140	443,523	442,607
Add: Stock options potentially exercisable (thousands)	790	784	1,040	787	1,163
Add: Restricted shares and equity-settled consideration (thousands)	406	484	478	445	461
Weighted-average diluted common shares outstanding (thousands)	445,224	444,301	445,658	444,755	444,231
Diluted earnings per share	$ 2.95	$ 2.60	$ 2.89	$ 5.55	$ 5.84